May 01, 2019
MML Moderate Allocation Fund
MML Moderate Allocation Fund
MML SERIES INVESTMENT FUND
MML Moderate Allocation Fund
(the “Fund”)
Supplement dated May 28, 2019 to the
Prospectus dated May 1, 2019 and the
Summary Prospectus dated May 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (pages 19 to 21 of the Prospectus):
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“MML Underlying Funds”) using an asset allocation strategy. MML Underlying Funds will include a combination of series of the MML Series Investment Fund and MML Series Investment Fund II (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include other, non-affiliated mutual funds. The MML Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. The Fund has a moderate asset allocation strategy (relative to the other MML Allocation Funds), with approximately 55% to 65% of its assets invested in equity funds and approximately 35% to 45% invested in fixed income funds, including money market funds. MML Advisers, the Fund’s investment adviser, will generally attempt to select MML Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage).
The Fund will normally invest most of its assets in MML Underlying Funds advised by MML Advisers; the Fund will normally invest no more than 10% of its assets in mutual funds not advised by MML Advisers (referred to here as “non-affiliated” funds). MML Advisers will select MML Underlying Funds from among mutual funds advised by it even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as MML Underlying Funds. These conflicts of interest may result in a portfolio of MML Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an MML Underlying Fund will limit the ability of the Fund to buy or sell shares in that MML Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, on or about May 28, 2019, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether a MML Underlying Fund is accepting additional investments). Actual allocations to MML Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	56.50%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	3.48%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	3.85%
MML Focused Equity Fund (Wellington Management Company LLP)	5.34%
MML Fundamental Growth Fund (Wellington Management Company LLP)	1.86%
MML Fundamental Value Fund (Boston Partners Global Investors, Inc.)	3.48%
MML Income & Growth Fund (Barrow, Hanley, Mewhinney & Strauss, LLC)	3.98%
MML Large Cap Growth Fund (Loomis, Sayles & Company, L.P.)	1.12%
MML Equity Index Fund (Northern Trust Investments, Inc.)	0.24%
Invesco Oppenheimer V.I. Main Street Fund® (Invesco Advisers, Inc.)	1.49%
– U.S. Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	4.03%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	3.60%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	1.20%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Invesco Advisers, Inc.)	0.77%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company LLP)	0.77%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	1.49%
– Global Developed Funds
MML Global Fund (Massachusetts Financial Services Company)	7.68%
Invesco Oppenheimer V.I. Global Fund (Invesco Advisers, Inc.)	1.93%
– International Developed Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	3.31%
MML International Equity Fund (Harris Associates L.P.)	3.45%
Invesco Oppenheimer V.I. International Growth Fund (Invesco Advisers, Inc.)	0.59%
– Emerging Markets Funds
MML Strategic Emerging Markets Fund (Invesco Advisers, Inc.)	2.83%
Fixed Income Funds	43.50%
– Global Bond Funds
Invesco Oppenheimer V.I. Global Strategic Income Fund (Invesco Advisers, Inc.)	1.52%
– High Yield Bond Funds
MML High Yield Fund (Barings LLC)	1.74%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund (Barings LLC)	3.05%
– U.S. Core/Core Plus Bond Funds
MML Managed Bond Fund (Barings LLC)	15.41%
MML Total Return Bond Fund (Metropolitan West Asset Management, LLC)	8.37%
MML Dynamic Bond Fund (DoubleLine Capital LP)	9.71%
– U.S. Short-Term Bond Funds
MML Short Duration Bond Fund (Barings LLC)	3.70%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in MML Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. A MML Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return, or to attempt to protect against adverse changes in currency exchange rates. A MML Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. A MML Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by a MML Underlying Fund may create investment leverage. A MML Underlying Fund may enter into repurchase agreement transactions. A MML Underlying Fund may invest in mortgage-backed or other asset-backed securities. A MML Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the MML Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the MML Underlying Funds.
The following information replaces similar information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (page 21 of the Prospectus):
Allocation Risk The allocation of investments among the MML Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of MML Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers as noted in “Principal Investment Strategies” may adversely affect Fund performance.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE